UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.

(Exact name of registrant as specified in charter)

c/o Kantor, Davidoff et al.
415 Madison Avenue, 16th Floor, New York, NY 10017

(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff et al.
415 Madison Avenue, 16th Floor, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2015

Date of reporting period:	January 31, 2015

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2015.

Tridan Corp.
Schedule of Investments-Form N-Q
January 31, 2015

	2015
	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (loss)

Insured
Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	462,830	462,830	482,057	19,227

Bethlehem NY Central School District
Ref Bds a Sch Di
4.0% due January 15, 2021	500,000	547,488	547,488	566,860	19,372

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	221,180	221,180	238,570	17,390

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	761,054	761,054	802,125	41,071

Cold Spring HBR NY
Central School Dist.
5.0% due February 1, 2016	100,000	101,464	101,464	104,769	3,305

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	439,961	439,961	480,327	40,366

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	597,214	597,214	652,807	55,593

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt Insd Siena College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,020,956	1,020,956	1,065,860	44,904

N.Y.S. Dormitory Authority Revs
Non St Supp. Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,053,723	1,053,723	1,217,080	163,357

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,040,341	1,040,341	1,185,010	144,669

N.Y.S. Dormitory Authority Revs
Supp Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,037,025	1,037,025	1,037,111	86

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,200,390	1,200,390	1,327,869	127,479

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	246,017	246,017	256,922	10,905
5.5% due April 1, 2017	700,000	735,396	735,396	749,357	13,961
5.25% due April 1, 2019 (call April 1, 2017)	200,000	207,455	207,455	227,000	19,545

N.Y.S. Urban Development
5.0% due January 1, 2017	225,000	233,246	233,246	244,499	11,253

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	185,000	190,100	190,100	193,303	3,203

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	522,109	522,109	593,350	71,241

Clarkstown NY Central School District
4.00% due May 15, 2019	500,000	553,114	553,114	565,515	12,401

North Babylon New York Union
Free School District
5.00% due August 1, 2023	250,000	293,323	293,323	305,815	12,492

Thompkins Counrty New York Ref
Public IMPT-SER
5.00% due December 15, 2027	500,000	618,166	618,166	628,785	10,619

Build New York City Resource Corp
New York Rev Inited Jewish Appeal
5.00% due July 1, 2025	320,000	385,553	385,553	404,086	18,533

Saratoga Springs New York Ref Public
IMPT Unlimited Tax
5.00% due February 15, 2023	225,000	268,171	268,171	277,567	9,396

Battery Park City New York
5.00% due November 1, 2029	140,000	157,636	157,636	171,550	13,914

Onondaga County New York
Ref Unlimited Tax
5.00% due March 15, 2024	285,000	337,131	337,131	358,963	21,832

Bayport-Blue Point New York Union
Free School District Unlimited
5.00% due September 15, 2024	250,000	306,016	306,016	319,983	13,967

Buffalo and Ft. Erie New York Pub
Bridge Auth Ref-Toll
5.00% due January 1, 2025	410,000	486,595	486,595	510,971	24,376

Hilton N.Y. Central School District
Unlimited Tax
4.0% due June, 15, 2019	500,000	555,331	555,331	556,565	1,234

Central Islip Union Free
School District Ref Unlimited
5.0% due July 15, 2022	750,000	906,726	906,726	927,983	21,257

Syosset NY Central School District
5.0% due December 15, 2022	125,000	143,458	143,458	154,106	10,648

Brentwood NY N Free School
District Ref Unlimited
5.0% due January 15, 2023	430,000	481,883	481,883	534,395	52,512

Connetquot NY Central School District
Unlimited Tax
5.0% due January 15, 2024	400,000	447,751	447,751	503,460	55,709

Syosset NY Central School District
5.0% due December 15, 2022	735,000	826,526	826,526	897,078	70,552

Rhinebeck NY Central School District
Unlimited Tax
4.0% due June 15, 2024 (call date 06/15/23)	535,000	589,190	589,190	602,929	13,739

NYC Transitional Fin Auth
Rev Future Tax
5.0% due November 01, 2026
(call date 11/01/22)	550,000	610,635	610,635	677,776	67,141

Wantagh NY UN Free School
5.0% due September 01, 2021	550,000	638,336	638,336	675,312	36,976

Util Debt Securitization
5.0% due December 15, 2028
(call date 12/15/23)	500,000	551,800	551,800	620,115	68,315

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	994,729	994,729	1,163,110	168,381

(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	513,238	513,238	579,250	66,012

City of New York Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	531,962	531,962	594,170	62,208
5.00% due November 1, 2021	1,000,000	1,063,011	1,063,011	1,187,190	124,179

N.Y.S. Dormitory Authority Lease Rev
Mental Health services
(Par Call august 15, 2020 @100):
5.00% due August 15, 2023	420,000	424,702	424,702	495,541	70,839

Starpoint NY Central School District
% due June 15, 2018	850,000	942,768	942,768	967,351	24,583

Starpoint NY Central School District
Unlimited Tax
% due June 15, 2020	250,000	286,799	286,799	298,455	11,656

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	550,562	550,562	602,489	51,927

Port Authority of NY and NJ
5.0% due October 1, 2027	300,000	301,938	301,938	321,555	19,617
5.375% due March 1, 2028	150,000	154,098	154,098	190,296	36,198

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	571,819	571,819	611,947	40,128

NY Unlimited Tax
5.0% due August 1, 2026
(Par Call August 1, 2019 @100)	350,000	353,249	353,249	406,749	53,500

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,009,144	1,009,144	1,066,450	57,306

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	497,950	497,950	532,845	34,895

Port Authority of NY and NJ
(Par Call January 15, 2016 @ 100)
5.00% due July 15, 2030	200,000	199,949	199,949	208,308	8,359

NYS Dormitory Authority
Pers Income Tax Rev Ref Educ
% due March 15, 2026	200,000	255,904	255,904	265,182	9,278

NYS Dormitory
(Par Call July 1, 2018 @ 100)
5.00% due July 1, 2029	300,000	300,000	300,000	336,847	36,847

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	776,665	776,665	881,865	105,200

Pre-refunded
Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	450,000	448,800	448,800	476,730	27,930

Triborough Bridge & Tunnel Authority NY
Revs General Purpose Ref
(Escrowed to Maturity)
6.0% due January 1, 2012
Greece NY Central Scool District
UT GO Rfdg Ser-B
5.0% due December 15, 2023	500,000	577,940	577,940	610,110	32,170

Queensbury New York Union Free
4.00% due December 15, 2018	225,000	241,136	241,136	249,584	8,448

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	271,746	271,746	304,098	32,352

Rockville Center NY Limited Tax
Ref Pub Impt 2012a Ref Pu
4.0% due June 15, 2022	200,000	226,246	226,246	229,098	2,852

Riverhead NY Limited Tax
2012 GO Bds
4.00% de June 1, 2021	1,005,000	1,102,094	1,102,094	1,161,036	58,942

Appropriation
N.Y.S. Dormitory Authority Rev
St Personal Income Tax Ed
5.0% due March 15, 2022	750,000	770,508	770,508	845,138	74,630
5.5% due March 15, 2025	500,000	547,007	547,007	658,270	111,263

Short-Term
Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	504,738	504,738	517,745	13,007

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	311,194	311,194	318,661	7,467

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	272,417	272,417	276,114	3,697

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	35,000	34,916	34,916	35,150	234

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	65,000	64,698	64,698	66,431	1,733

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	444,397	444,397	459,725	15,328

Short-Term (continued)
Pawling NY Central School District
Ref. Unlimited Tax
4.00% due November 15, 2015	330,000	336,524	336,524	339,445	2,921

	$33,350,000	$35,658,138	$35,658,138	$38,374,765	$2,716,627

Item 2.	Controls and Procedures.

(a)	The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 19, 2015

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	March 19, 2015